Maturities of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating Leases, Year Ending June 30, 2027	$ 6,082
Operating Leases, Year Ending June 30, 2028	4,334
Operating Leases, Year Ending June 30, 2029	3,146
Operating Leases, Year Ending June 30, 2030	2,612
Operating Leases, Year Ending June 30, 2031	2,316
Operating Leases, Thereafter	6,216
Operating Leases, Total lease payments	24,706
Operating Leases, Less imputed interest	(2,781)
Operating Leases	21,925	$ 22,861
Finance Leases, Year Ending June 30, 2027	7,121
Finance Leases, Year Ending June 30, 2028	7,294
Finance Leases, Year Ending June 30, 2029	6,668
Finance Leases, Year Ending June 30, 2030	6,570
Finance Leases, Year Ending June 30, 2031	6,543
Finance Leases, Thereafter	55,490
Finance Leases, Total lease payments	89,686
Finance Leases, Less imputed interest	(23,092)
Finance Leases	$ 66,594	$ 46,172